Calvert
VP Volatility Managed Growth Portfolio
March 31, 2021
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 94.5%

Security	Shares	Value
Equity Exchange-Traded Funds — 77.9%
Financial Select Sector SPDR Fund	57,000	$ 1,940,850
iShares Core S&P Mid-Cap ETF	16,000	4,164,480
iShares Russell 2000 ETF(1)	28,000	6,186,320
iShares S&P 500 Growth ETF(1)	286,000	18,621,460
iShares S&P 500 Value ETF(1)	112,000	15,818,880
Vanguard FTSE Developed Markets ETF	419,000	20,577,090
Vanguard FTSE Emerging Markets ETF	53,000	2,758,650
Vanguard REIT ETF(1)	60,000	5,511,600
Vanguard S&P 500 ETF	88,000	32,058,400
		$107,637,730
Fixed-Income Exchange-Traded Fund — 16.6%
iShares Core U.S. Aggregate Bond ETF	201,000	$22,879,830
		$22,879,830
Total Exchange-Traded Funds (identified cost $86,020,357)		$130,517,560

Short-Term Investments — 10.3%
Other — 5.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(2)	6,966,590	$ 6,967,286
Total Other (identified cost $6,967,286)		$ 6,967,286
Securities Lending Collateral — 5.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(3)	7,306,560	$ 7,306,560
Total Securities Lending Collateral (identified cost $7,306,560)		$ 7,306,560
Total Short-Term Investments (identified cost $14,273,846)		$ 14,273,846
Total Investments — 104.8% (identified cost $100,294,203)		$144,791,406
Other Assets, Less Liabilities — (4.8)%		$ (6,643,063)
Net Assets — 100.0%		$138,148,343

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $9,149,830 and the total market value of the collateral received by the Fund was $9,277,762, comprised of cash of $7,306,560 and U.S. government and/or agencies securities of $1,971,202.
(2)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(3)	Represents investment of cash collateral received in connection with securities lending.

Calvert
VP Volatility Managed Growth Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	(39)	Short	6/18/21	$(7,736,430)	$(77,807)
E-mini S&P MidCap 400 Index	(12)	Short	6/18/21	(3,126,360)	42,071
MSCI EAFE Index	(29)	Short	6/18/21	(3,178,400)	9,689
					$(26,047)
During the fiscal year to date ended March 31, 2021, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At March 31, 2021, the value of the Fund's investment in affiliated funds was $6,967,286, which represents 5.0% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$8,936,923	$5,339,503	$(7,309,140)	$ —	$ —	$6,967,286	$2,178	6,966,590
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$130,517,560	$—	$—	$130,517,560
Short-Term Investments:
Other	—	6,967,286	—	6,967,286
Securities Lending Collateral	7,306,560	—	—	7,306,560
Total Investments	$137,824,120	$6,967,286	$ —	$144,791,406
Futures Contracts	$51,760	$ —	$ —	$51,760
Total	$137,875,880	$6,967,286	$ —	$144,843,166

Calvert
VP Volatility Managed Growth Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(77,807)	$ —	$ —	$(77,807)
Total	$(77,807)	$ —	$ —	$(77,807)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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